Benefit Plans (Pension and Postretirement Benefit Plans Obligations and Assets) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Abstract]
Actuarial loss / (gain)					$ (12.4)	$ 9.6
Defined Benefit Plan Change In Fair Value Of Benefit Obligation [Abstract]
Non-current liabilities	$ (23.7)		$ (23.7)		(30.7)	(37.7)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Abstract]
Benefit obligation at January 1			282.4	$ 298.6	298.6	309.0
Service cost	0.5	$ 0.7	1.6	1.9	2.5	3.0	$ 4.9
Interest cost	$ 3.7	$ 3.6	11.0	11.0	14.6	15.8	9.6
Plan amendments					0.0	1.4
Actuarial loss / (gain)					(12.4)	9.6
Benefits paid					(20.9)	(40.2)
Benefit obligation at December 31					282.4	298.6	309.0
Defined Benefit Plan Change In Fair Value Of Benefit Obligation [Abstract]
Fair value of plan assets at January 1			260.1	268.4	268.4	274.4
Actual return on plan assets					5.0	26.5
Employer contributions			$ 7.5	$ 7.5	7.6	7.7
Defined Benefit Plan, Plan Assets, Benefits Paid					(20.9)	(40.2)
Fair value of plan assets at December 31					260.1	268.4	$ 274.4
Defined Benefit Plan, Funded (Unfunded) Status of Plan					(22.3)	(30.2)
Current liabilities					(0.2)	(0.2)
Non-current liabilities					(22.1)	(30.0)
Net liability at end of year					(22.3)	(30.2)
Prior service cost					6.6	7.6
Net actuarial loss					95.8	102.3
Accumulated other comprehensive income, regulatory assets and regulatory liabilities, pre-tax					102.4	109.9
Regulatory Asset [Member] | Pension Plan [Member]
Defined Benefit Plan Change In Fair Value Of Benefit Obligation [Abstract]
Accumulated other comprehensive income, regulatory assets and regulatory liabilities, pre-tax					56.0	60.7
Other Comprehensive Income (Loss) [Member] | Pension Plan [Member]
Defined Benefit Plan Change In Fair Value Of Benefit Obligation [Abstract]
Accumulated other comprehensive income, regulatory assets and regulatory liabilities, pre-tax					$ 46.4	$ 49.2